Supplemental Unaudited Pro-Forma Results of Operations (Detail) (SEPCO Communications Pty Ltd, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
SEPCO Communications Pty Ltd
Business Acquisition [Line Items]
Pro-forma Revenue	142,177	126,607
Net loss	(13,002)	(14,101)